ClearShares Piton Intermediate Fixed Income ETF
Schedule of Investments
August 31, 2022 (Unaudited)

Principal Amount	Security Description			Value
	CORPORATE BONDS - 46.6%
	Communications - 3.3%
	Alphabet, Inc.
$1,500,000	08/15/2026, 1.998%			$1,415,453
	Amazon.com, Inc.
1,640,000	04/13/2032, 3.600%			1,577,839
	Verizon Communications, Inc.
1,500,000	03/22/2030, 3.150%			1,348,815
				4,342,107
	Consumer, Cyclical - 6.3%
	Costco Wholesale Corporation
2,004,000	06/20/2027, 1.375%			1,802,317
	Home Depot, Inc.
1,624,000	04/15/2027, 2.875%			1,564,027
	NIKE, Inc.
1,500,000	03/27/2027, 2.750%			1,437,115
	Target Corporation
1,400,000	04/15/2029, 3.375%			1,348,568
	Toyota Motor Credit Corporation
750,000	Series MTN, 10/14/2022, 0.350%			747,802
	Walgreens Boots Alliance, Inc.
1,500,000	11/17/2023, 0.950%			1,448,357
				8,348,186
	Consumer, Non-Cyclical - 10.7%
	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.
1,550,000	02/01/2026, 3.650%			1,526,006
	Bristol-Myers Squibb Company
1,500,000	02/27/2027, 3.250%			1,473,407
	Hershey Company
1,500,000	11/15/2024, 2.050%			1,449,838
	J.M. Smucker Company
1,500,000	03/15/2025, 3.500%			1,481,805
	PepsiCo, Inc.
500,000	03/01/2024, 3.600%			500,844
	Pfizer, Inc.
1,885,000	06/03/2026, 2.750%			1,832,840
	Procter & Gamble Company
1,500,000	10/29/2025, 0.550%			1,364,040
	Sysco Corporation
1,500,000	04/01/2030, 5.950%			1,619,109
	UnitedHealth Group, Inc.
1,600,000	05/15/2030, 2.000%			1,368,485
	Yale University
1,560,000	Series 2020, 04/15/2025, 0.873%			1,448,458
				14,064,832
	Energy - 1.9%
	Chevron Corporation
400,000	05/11/2023, 1.141%			393,382
	Exxon Mobil Corporation
1,500,000	03/19/2025, 2.992%			1,468,846
	Shell International Finance BV
700,000	11/07/2029, 2.375%			619,569
				2,481,797
	Financial - 17.3%
	American Express Company
1,265,000	05/03/2029, 4.050%			1,230,540
	Bank of America Corporation
940,000	Series GMTN, 01/11/2023, 3.300%			939,429
	Bank of New York Mellon Corporation
1,350,000	Series MTN, 08/16/2023, 2.200%			1,332,174
	Bank of Nova Scotia
1,025,000	Series FRN, 04/15/2024, 2.609% (a)			1,014,379
	Berkshire Hathaway, Inc.
1,500,000	03/15/2026, 3.125%			1,468,634
	BlackRock, Inc.
1,612,000	03/15/2027, 3.200%			1,589,956
	Capital One Financial Corporation
1,500,000	01/29/2024, 3.900%			1,495,869
	Citigroup, Inc.
1,500,000	03/09/2026, 4.600%			1,499,674
	Goldman Sachs Group, Inc.
1,650,000	03/08/2024, 0.673% (b)			1,618,067
	JPMorgan Chase & Company
1,500,000	02/16/2025, 0.563% (b)			1,419,191
	Mastercard, Inc.
1,500,000	04/01/2024, 3.375%			1,496,503
	MetLife, Inc.
1,400,000	04/10/2024, 3.600%			1,402,022
	Morgan Stanley
1,500,000	Series MTN, 11/10/2023, 0.560% (b)			1,489,052
	Private Export Funding Corporation
685,000	Series PP, 07/15/2028, 1.400%			605,941
	Royal Bank of Canada
1,000,000	Series GMTN, 10/05/2023, 3.700%			1,000,040
	State Street Corporation
1,500,000	08/18/2025, 3.550%			1,487,735
	US Bancorp
1,910,000	Series MTN, 01/27/2028, 2.215% (b)			1,750,160
				22,839,366
	Industrial - 3.8%
	General Dynamics Corporation
1,550,000	06/01/2026, 1.150%			1,400,085
	Honeywell International, Inc.
1,500,000	09/01/2031, 1.750%			1,246,004
	John Deere Capital Corporation
900,000	Series MTN, 07/10/2023, 2.191% (a)			897,779
	United Parcel Service, Inc.
1,500,000	11/15/2024, 2.800%			1,481,554
				5,025,422
	Technology - 3.3%
	Apple, Inc.
800,000	05/03/2023, 2.400%			794,792
	Intel Corporation
1,500,000	07/29/2025, 3.700%			1,494,714
	Microsoft Corporation
800,000	02/06/2024, 2.875%			792,043
	Oracle Corporation
850,000	10/15/2022, 2.500%			849,132
	VMware, Inc.
500,000	08/15/2024, 1.000%			468,886
				4,399,567
	TOTAL CORPORATE BONDS (Cost $65,530,045)			61,501,277

	FOREIGN GOVERNMENT NOTES/BONDS - 0.1%
	Israel Government AID Bond
120,000	04/26/2024, 5.500%			123,404
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $130,234)			123,404

	MUNICIPAL BONDS - 3.4%
	City of Austin, Texas Electric Utility Revenue - Class A
325,000	11/15/2025, 2.677%			312,612
	City of Pasadena, California
245,000	05/01/2030, 4.050%			246,442
	Massachusetts School Building Authority
1,605,000	08/15/2030, 1.753%			1,377,302
	Salt Lake City Redevelopment Agency
1,200,000	04/01/2026, 5.111%			1,218,693
	University of California
1,300,000	05/15/2039, 4.262%			1,304,503
	TOTAL MUNICIPAL BONDS (Cost $4,698,842)			4,459,552

	U.S. GOVERNMENT AGENCY ISSUES - 18.3%
	Federal Farm Credit Banks Funding Corporation
1,000,000	12/01/2023, 0.500%			963,404
250,000	11/18/2024, 0.875%			236,356
150,000	02/10/2025, 0.320%			138,219
1,820,000	09/28/2026, 0.940%			1,628,600
	Federal Home Loan Banks
750,000	10/21/2022, 0.125%			746,871
1,175,000	11/15/2024, 1.100%			1,113,382
1,500,000	01/13/2025, 1.100%			1,414,149
1,696,500	03/23/2026, 1.000%			1,547,384
300,000	02/26/2027, 0.900%			267,047
5,000,000	11/16/2028, 3.250%			4,989,223
	Federal Home Loan Mortgage Corporation
500,000	04/20/2023, 0.375%			490,210
500,000	05/15/2024, 0.360%			472,473
750,000	10/28/2024, 0.410%			699,332
1,000,000	Series USD, 07/21/2025, 0.375%			915,585
	Federal National Mortgage Association
2,750,000	04/22/2025, 0.625%			2,548,455
3,000,000	10/08/2027, 0.750%			2,642,160
3,050,000	08/05/2030, 0.875%			2,515,674
	Tennessee Valley Authority
565,000	Series A, 02/01/2027, 2.875%			552,226
500,000	09/15/2031, 1.500%			420,159
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $25,979,760)			24,300,909

	U.S. GOVERNMENT NOTES/BONDS - 29.3%
	U.S. Treasury Bonds- 1.3%
	United States Treasury Inflation Indexed Bonds
1,733,550	07/15/2030, 0.125%			1,667,700
	U.S. Treasury Notes- 28.0%
	United States Treasury Notes
1,000,000	06/30/2023, 0.125%			973,282
700,000	10/15/2023, 0.125%			674,734
1,000,000	10/31/2023, 0.375%			965,449
1,000,000	08/15/2024, 0.375%			942,500
1,300,000	11/15/2024, 0.750%			1,225,656
3,000,000	12/15/2024, 1.000%			2,839,219
2,275,000	04/15/2025, 2.625%			2,227,367
1,835,000	05/15/2025, 2.750%			1,801,024
2,000,000	09/30/2025, 0.250%			1,813,984
500,000	09/30/2026, 0.875%			452,363
2,500,000	11/30/2026, 1.250%			2,291,016
3,000,000	12/31/2026, 1.250%			2,745,586
600,000	03/31/2027, 0.625%			531,563
3,000,000	04/30/2027, 2.750%			2,924,942
2,026,000	07/31/2027, 2.750%			1,975,113
2,000,000	03/31/2028, 1.250%			1,789,375
1,000,000	06/30/2028, 1.250%			890,703
2,000,000	08/31/2028, 1.125%			1,763,281
2,750,000	02/28/2029, 1.875%			2,527,207
500,000	08/15/2030, 0.625%			411,406
3,000,000	11/15/2031, 1.375%			2,578,008
3,000,000	02/15/2032, 1.875%			2,690,156
				37,033,934
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $41,320,623)			38,701,634

	SHORT-TERM INVESTMENTS - 3.5%
Shares	Money Market Funds - 2.0%
2,595,116	First American Government Obligations Fund, Class X - 2.04% (c)			2,595,116

Par	U.S. Treasury Bills- 1.5%	Effective Yield	Maturity
$2,000,000	United States Treasury Bill	2.66%	5/18/2023	1,955,394
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,557,597)			4,550,510
	TOTAL INVESTMENTS - 101.2% (Cost $142,217,101)			133,637,286
	Liabilities in Excess of Other Assets - (1.2)%			(1,608,684)
	NET ASSETS - 100.0%			$132,028,602

	Percentages are stated as a percent of net assets.
(a)	Floating rate security based on a reference index and spread. Rate disclosed is the rate in effect as of August 31, 2022.
(b)	Fixed to variable rate security based on a reference index and spread. Security is currently in the fixed phase. Rate disclosed is the rate in effect as of August 31, 2022.
(c)	Rate shown is the annualized seven-day yield as of August 31, 2022.

Summary of Fair Value Disclosure at August 31, 2022 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2022:

ClearShares Piton Intermediate Fixed Income ETF
Assets ^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$61,501,277	$-	$61,501,277
Foreign Government Notes/Bonds	-	123,404	-	123,404
Municipal Bonds	-	4,459,552	-	4,459,552
U.S. Government Agency Issues	-	24,300,909	-	24,300,909
U.S. Government Notes/Bonds	-	38,701,634	-	38,701,634
Short-Term Investments	2,595,116	1,955,394	-	4,550,510
Total Investments in Securities	$2,595,116	$131,042,170	$-	$133,637,286

^ See Schedule of Investments for further disaggregation of investment categories.
For the period ended August 31, 2022, there were no transfers into or out of Level 3 for the Fund.